UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-09397

                             The Gabelli Utilities Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Utilities Fund Third Quarter Report — September 30, 2015	Mario J. Gabelli, CFA Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) per Class AAA Share of The Gabelli Utilities Fund decreased 3.6% compared with an increase of 5.4% for the Standard & Poor’s (“S&P”) 500 Utilities Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)						Since Inception (8/31/99)
	Quarter	1 Year	5 Year	10 Year	15 Year
Class AAA (GABUX)	(3.55)%	(3.99)%	7.28%	5.86%	5.21%	7.23%
S&P 500 Utilities Index	5.40	6.57	11.04	6.69	4.29	6.02
S&P 500 Index	(6.44)	(0.61)	13.34	6.80	3.96	4.32
Lipper Utility Fund Average	(4.24)	(5.34)	10.00	6.78	4.87	5.94
Class A (GAUAX)	(3.61)	(4.04)	7.28	5.87	5.23	7.24
With sales charge (b)	(9.15)	(9.56)	6.02	5.24	4.81	6.85
Class C (GAUCX)	(3.71)	(4.74)	6.51	5.09	4.55	6.60
With contingent deferred sales charge (c)	(4.67)	(5.69)	6.51	5.09	4.55	6.60
Class I (GAUIX)	(3.55)	(3.69)	7.55	6.05	5.33	7.35

In the current prospectuses dated April 30, 2015, the expense ratios for Class AAA, A, C, and I Shares are 1.36%, 1.36%, 2.11%, and 1.11%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses of the Fund for periods prior to December 31, 2002. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The value of utility stocks generally changes as long term interest rates change. Funds investing in a single sector, such as utilities, may be subject to more volatility than funds that invest more broadly. The utilities industry can be significantly affected by government regulation, financing difficulties, supply or demand of services or fuel, and natural resources conservation. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares and Class C Shares on December 31, 2002 and Class I Shares on January 11, 2008. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The S&P 500 Utilities Index is an unmanaged market capitalization weighted index of large capitalization stocks that may include facilities generation and transmission or distribution of electricity, gas, or water. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Lipper Utility Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.

The Gabelli Utilities Fund

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.7%
	ENERGY AND UTILITIES — 70.4%
	Alternative Energy — 0.3%
370,000	Algonquin Power & Utilities Corp.	$2,617,310
36,000	NextEra Energy Partners LP	784,800
65,000	Ormat Technologies Inc., New York	2,211,950
6,739	Ormat Technologies Inc., Tel Aviv	227,270

		5,841,330

	Electric Integrated — 42.9%
310,000	ALLETE Inc.	15,651,900
87,000	Alliant Energy Corp.	5,088,630
566,000	Ameren Corp.	23,924,820
775,000	American Electric Power Co. Inc.	44,066,500
4,000	Atlantic Power Corp.	7,493
295,000	Avista Corp.	9,808,750
590,000	Black Hills Corp.	24,390,600
16,000	Calpine Corp.†	233,600
520,000	Cleco Corp.	27,684,800
60,000	CMS Energy Corp.	2,119,200
185,000	Dominion Resources Inc.	13,020,300
5,000	DTE Energy Co.	401,850
327,000	Duke Energy Corp.	23,524,380
798,000	Edison International	50,329,860
818,000	El Paso Electric Co.	30,118,760
1,400	Entergy Corp.	91,140
965,000	Eversource Energy	48,848,300
530,000	Exelon Corp.	15,741,000
495,000	FirstEnergy Corp.	15,498,450
115,000	Fortis Inc.	3,289,284
1,160,000	Great Plains Energy Inc.	31,343,200
945,000	Hawaiian Electric Industries Inc.	27,112,050
42,000	IDACORP Inc.	2,717,820
112,000	ITC Holdings Corp.	3,734,080
333,000	MGE Energy Inc.	13,716,270
926,000	NextEra Energy Inc.	90,331,300
260,000	NiSource Inc.	4,823,000
532,252	NorthWestern Corp.	28,651,125
790,000	OGE Energy Corp.	21,614,400
750,000	Otter Tail Corp.	19,545,000
120,000	PG&E Corp.	6,336,000
325,000	Pinnacle West Capital Corp.	20,845,500
1,625,000	PNM Resources Inc.	45,581,250
572,000	PPL Corp.	18,813,080
192,000	Public Service Enterprise Group Inc.	8,094,720
430,000	SCANA Corp.	24,191,800
70,004	Talen Energy Corp.†	707,040
960,000	TECO Energy Inc.	25,209,600
410,000	The Empire District Electric Co.	9,032,300
525,000	The Southern Co.	23,467,500
39,000	Unitil Corp.	1,438,320
473,000	Vectren Corp.	19,870,730
713,000	WEC Energy Group Inc.	37,232,860

Shares		Market Value

920,000	Westar Energy Inc.	$35,364,800
365,000	Xcel Energy Inc.	12,924,650

		886,538,012

	Electric Transmission and Distribution — 0.7%
80,000	Consolidated Edison Inc.	5,348,000
200,000	UIL Holdings Corp.	10,054,000

		15,402,000

	Global Utilities — 2.8%
11,000	AES Tiete SA, Preference	39,316
32,000	Chubu Electric Power Co. Inc.	469,737
35,000	E.ON SE	300,241
12,004	EDF SA	211,461
5,000	EDP - Energias de Portugal SA, ADR	181,800
200,000	Electric Power Development Co. Ltd.	6,076,772
10,000	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preference†	27,368
190,000	Emera Inc.	6,302,960
35,000	Enagas SA	1,001,978
100,000	Endesa SA	2,105,193
240,000	Enel SpA	1,069,491
2,000	EuroSite Power Inc.†	1,800
500,000	Hera SpA	1,297,308
66,000	Hokkaido Electric Power Co. Inc.†	637,636
40,000	Hokuriku Electric Power Co.	535,490
185,000	Huaneng Power International Inc., ADR	7,825,500
45,000	Iberdrola SA, ADR	1,196,550
50,192	Iberdrola SA, London	333,538
215,584	Iberdrola SA, Madrid	1,432,603
405,000	Korea Electric Power Corp., ADR	8,298,450
100,000	Kyushu Electric Power Co. Inc.†	1,084,483
17,000	National Grid plc, ADR	1,183,710
2,000	Noble Energy Inc.	60,360
90,000	Red Electrica Corporacion SA	7,456,002
32,000	Shikoku Electric Power Co. Inc.	518,818
2,000	Snam SpA	10,267
110,000	Statoil ASA	1,603,510
28,000	The Chugoku Electric Power Co. Inc.	384,412
320,000	The Kansai Electric Power Co. Inc.†	3,539,699
55,000	The Tokyo Electric Power Co. Inc.†	365,398
170,000	Tohoku Electric Power Co. Inc.	2,291,418

		57,843,269

	Merchant Energy — 1.6%
40,000	GenOn Energy Inc. - Old, Escrow†	0
15,000	GenOn Energy Inc., Escrow†	0
210,000	NRG Energy Inc.	3,118,500
3,160,000	The AES Corp.	30,936,400

		34,054,900

	Natural Gas Integrated — 10.2%
12,000	Apache Corp.	469,920

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	ENERGY AND UTILITIES (Continued)
	Natural Gas Integrated (Continued)
15,000	Atlas Energy Group LLC†	$33,450
66,000	Devon Energy Corp.	2,447,940
1,000	Dominion Midstream Partners LP†	26,850
20,000	Energen Corp.	997,200
610,000	Energy Transfer Equity LP	12,694,100
8,000	Energy Transfer Partners LP	328,560
150,000	Hess Corp.	7,509,000
375,000	Kinder Morgan Inc.	10,380,000
2,193,000	National Fuel Gas Co.	109,606,140
456,000	Northwest Natural Gas Co.	20,903,040
520,000	ONEOK Inc.	16,744,000
600,000	Spectra Energy Corp.	15,762,000
363,000	UGI Corp.	12,639,660

		210,541,860

	Natural Gas Utilities — 6.0%
110,000	AGL Resources Inc.	6,714,400
85,000	Atmos Energy Corp.	4,945,300
94,000	CenterPoint Energy Inc.	1,695,760
50,000	Chesapeake Utilities Corp.	2,654,000
260,000	Columbia Pipeline Group Inc.	4,755,400
335,000	CONSOL Energy Inc.	3,283,000
324,000	Corning Natural Gas Holding Co.(a)	5,196,960
166,018	Delta Natural Gas Co. Inc.	3,396,728
100,000	Gulf Coast Ultra Deep Royalty Trust†	28,800
14,000	New Jersey Resources Corp.	420,420
143,000	ONE Gas Inc.	6,482,190
72,000	Piedmont Natural Gas Co. Inc.	2,885,040
48,000	Questar Corp.	931,680
44,000	RGC Resources Inc.	907,280
140,000	South Jersey Industries Inc.	3,535,000
1,055,000	Southwest Gas Corp.	61,527,600
4,000	Targa Resources Corp.	206,080
157,000	The Laclede Group Inc.	8,561,210
98,500	WGL Holdings Inc.	5,680,495

		123,807,343

	Natural Resources — 1.8%
14,000	Alliance Holdings GP LP	433,440
64,000	Anadarko Petroleum Corp.	3,864,960
160,000	BP plc, ADR	4,889,600
70,000	California Resources Corp.	182,000
385,000	Cameco Corp.	4,685,450
8,000	Compania de Minas Buenaventura SAA, ADR	47,680
718,000	Mueller Industries Inc.	21,238,440
7,000	Occidental Petroleum Corp.	463,050
230,000	Peabody Energy Corp.	317,400
30,000	Tullow Oil plc†	76,742

Shares		Market Value

3,000	Ultra Petroleum Corp.†	$19,170

		36,217,932

	Services — 0.7%
10,000	Areva SA†	77,436
18,000	Halliburton Co.	636,300
35,000	MDU Resources Group Inc.	602,000
50,000	Patterson-UTI Energy Inc.	657,000
70,000	Rowan Companies plc, Cl. A	1,130,500
1,000	Tenaris SA, ADR	24,110
1,260,000	Weatherford International plc†	10,684,800

		13,812,146

	Water — 2.1%
8,000	American States Water Co.	331,200
120,000	American Water Works Co. Inc.	6,609,600
565,000	Aqua America Inc.	14,955,550
5,000	California Water Service Group	110,600
10,500	Connecticut Water Service Inc.	383,460
16,000	Consolidated Water Co. Ltd.	185,600
20,000	Middlesex Water Co.	476,800
300,000	Severn Trent plc	9,911,504
225,000	SJW Corp.	6,918,750
88,000	The York Water Co.	1,849,760
44,000	United Utilities Group plc, ADR	1,228,480

		42,961,304

	Diversified Industrial — 1.2%
33,000	AZZ Inc.	1,606,770
500,000	General Electric Co.	12,610,000
360,000	Mueller Water Products Inc., Cl. A	2,757,600
20,000	Park-Ohio Holdings Corp.	577,200
230,000	Tyco International plc	7,695,800

		25,247,370

	Environmental Services — 0.1%
20,000	Covanta Holding Corp.	349,000
80,000	Veolia Environnement SA	1,826,288

		2,175,288

	TOTAL ENERGY AND UTILITIES	1,454,442,754

	COMMUNICATIONS — 22.6%
	Cable and Satellite — 7.3%
1,500,000	Cablevision Systems Corp., Cl. A	48,705,000
18,000	Charter Communications Inc., Cl. A†	3,165,300
25,000	Cogeco Cable Inc.	1,208,318
70,000	Cogeco Inc.	2,798,426
35,000	Comcast Corp., Cl. A	1,990,800
30,000	Comcast Corp., Cl. A, Special	1,717,200
410,000	DISH Network Corp., Cl. A†	23,919,400
303,000	EchoStar Corp., Cl. A†	13,038,090
100	Liberty Broadband Corp., Cl. B†	5,111
167,000	Liberty Global plc, Cl. A†	7,170,980

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
	Cable and Satellite (Continued)
167,000	Liberty Global plc, Cl. C†	$6,850,340
8,450	Liberty Global plc LiLAC, Cl. A†	284,682
8,450	Liberty Global plc LiLAC, Cl. C†	289,328
90,000	Rogers Communications Inc., Cl. B	3,103,200
12,000	Shaw Communications Inc., Cl. B	232,800
1,550,000	Sky plc	24,479,238
64,000	Time Warner Cable Inc.	11,479,680
50,000	Tokyo Broadcasting System Holdings Inc.	666,028

		151,103,921

	Computer Services Software and Systems — 0.1%
345,026	Internap Corp.†	2,115,009

	Telecommunications — 11.9%
100,000	AT&T Inc.	3,258,000
75,000	Atlantic Tele-Network Inc.	5,544,750
612,000	BCE Inc.	25,067,520
30,000,000	Cable & Wireless Communications plc	25,141,820
290,000	CenturyLink Inc.	7,284,800
3,945,000	Cincinnati Bell Inc.†	12,308,400
35,000	Deutsche Telekom AG	621,250
525,000	Deutsche Telekom AG, ADR	9,329,250
330,000	Global Telecom Holding SAE, GDR†	379,500
25,000	Harris Corp.	1,828,750
1,440,000	Koninklijke KPN NV	5,380,711
18,000	Koninklijke KPN NV, ADR	68,400
537,000	Level 3 Communications Inc.†	23,461,530
109,000	Loral Space & Communications Inc.†	5,131,720
2,200	Mobistar SA†	47,347
35,200	NextGenTel Holding	124,043
300,000	Nippon Telegraph & Telephone Corp.	10,448,047
330,000	Orascom Telecom Media and Technology Holding SAE, GDR†	198,000
80,000	Pharol SGPS SA†	23,868
220,000	Pharol SGPS SA, ADR†	52,690
75,877	Philippine Long Distance Telephone Co., ADR	3,502,482
145,000	Proximus	5,000,056
2,000	PT Indosat Tbk†	512
1,000	Shenandoah Telecommunications Co.	42,810
2,300,000	Singapore Telecommunications Ltd.	5,818,488
730,000	Sprint Corp.†	2,803,200
121,000	Swisscom AG, ADR	6,041,530
8,000	Tele2 AB, Cl. B	77,850
170,000	Telecom Italia SpA, ADR†	2,087,600
225,000	Telefonica Brasil SA, ADR	2,054,250
53,000	Telefonica Deutschland Holding AG	323,414
560,000	Telefonica SA, ADR	6,742,400
1,000,000	Telekom Austria AG	5,637,312
375,000	Telenet Group Holding NV†	21,483,524
535,000	Telephone & Data Systems Inc.	13,353,600

Shares		Market Value

760,000	Verizon Communications Inc.	$33,067,600
620,000	VimpelCom Ltd., ADR	2,551,300

		246,288,324

	Wireless Communications — 3.3%
60,000	America Movil SAB de CV, Cl. L, ADR	993,000
70,000	China Mobile Ltd., ADR	4,165,000
60,000	China Unicom Hong Kong Ltd., ADR	766,200
200	Hutchison Telecommunications Hong Kong Holdings Ltd.	80
69,000	Millicom International Cellular SA	4,316,640
234,000	Millicom International Cellular SA, SDR	14,621,593
6,500	Mobile TeleSystems PJSC, ADR	46,930
465,000	NTT DoCoMo Inc.	7,725,128
135,000	SK Telecom Co. Ltd., ADR	3,294,000
400	SmarTone Telecommunications Holdings Ltd.	752
32,000	Tim Participacoes SA, ADR	302,400
425,000	Turkcell Iletisim Hizmetleri A/S, ADR	3,689,000
361,000	United States Cellular Corp.†	12,790,230
465,000	Vodafone Group plc, ADR	14,759,100

		67,470,053

	TOTAL COMMUNICATIONS	466,977,307

	OTHER — 6.7%
	Aerospace — 1.1%
2,275,000	Rolls-Royce Holdings plc	23,298,918

	Aviation: Parts and Services — 0.1%
20,000	Curtiss-Wright Corp.	1,248,400

	Building and Construction — 0.0%
12,000	Acciona SA	848,781

	Business Services — 0.6%
1,405,000	Clear Channel Outdoor Holdings Inc., Cl. A†	10,017,650
35,000	Macquarie Infrastructure Corp.	2,613,100
17,500	Vectrus Inc.†	385,700

		13,016,450

	Computer Software and Services — 0.3%
780,000	EarthLink Holdings Corp.	6,068,400

	Diversified Industrial — 0.3%
1,000	Alstom SA†	30,846
24,000	Bouygues SA	850,927
5,000	Donaldson Co. Inc.	140,400
110,000	ITT Corp.	3,677,300
13,000	Raven Industries Inc.	220,350
13,000	Svenska Cellulosa AB, Cl. A	360,026
140,000	Twin Disc Inc.	1,737,400

		7,017,249

	Electronics — 0.9%
125,000	Corning Inc.	2,140,000

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	OTHER (Continued)
	Electronics (Continued)
645,000	Sony Corp., ADR†	$15,802,500

		17,942,500

	Entertainment — 0.8%
610,000	Grupo Televisa SAB, ADR	15,872,200
60,000	Vivendi SA	1,416,647

		17,288,847

	Financial Services — 0.4%
168,000	Kinnevik Investment AB, Cl. A	4,835,298
78,000	Kinnevik Investment AB, Cl. B	2,226,322

		7,061,620

	Health Care — 0.0%
12,000	Tsumura & Co.	259,576

	Machinery — 1.1%
94,000	Astec Industries Inc.	3,149,940
1,000	Flowserve Corp.	41,140
85,000	The Gorman-Rupp Co.	2,037,450
500,000	Xylem Inc.	16,425,000

		21,653,530

	Metals and Mining — 0.3%
220,000	Freeport-McMoRan Inc.	2,131,800
51,000	Haynes International Inc.	1,929,840
46,000	Materion Corp.	1,380,920
17,000	Vulcan Materials Co.	1,516,400

		6,958,960

	Transportation — 0.8%
349,000	GATX Corp.	15,408,350
30,014	Providence and Worcester Railroad Co.	475,422

		15,883,772

	TOTAL OTHER	138,547,003

	TOTAL COMMON STOCKS	2,059,967,064

	CONVERTIBLE PREFERRED STOCKS — 0.1%
	COMMUNICATIONS — 0.1%
	Telecommunications — 0.1%
21,000	Cincinnati Bell Inc., 6.750%, Ser. B	1,007,370

Shares		Market Value

	WARRANTS — 0.1%
	ENERGY AND UTILITIES — 0.1%
	Natural Gas Integrated — 0.1%
1,160,000	Kinder Morgan Inc., expire 05/25/17†	$1,067,200

	COMMUNICATIONS — 0.0%
	Telecommunications — 0.0%
80,000	Bharti Airtel Ltd., expire 08/04/16†(b)	412,075

	TOTAL WARRANTS	1,479,275

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 0.1%
$2,875,000	U.S. Treasury Bills, 0.000%††, 11/12/15 to 03/31/16	2,874,646

	TOTAL INVESTMENTS — 100.0% (Cost $1,556,257,691)	$2,065,328,355

	Aggregate tax cost	$1,561,980,714

	Gross unrealized appreciation	$622,830,665
	Gross unrealized depreciation	(119,483,024)

	Net unrealized appreciation/depreciation	$503,347,641

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of the Rule 144A security amounted to $412,075 or 0.02% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
SDR	Swedish Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
ENERGY AND UTILITIES
Merchant Energy	$ 34,054,900	—	$ 0	$ 34,054,900
Natural Gas Utilities	118,610,383	$5,196,960	—	123,807,343
Other Industries (a)	1,296,580,511	—	—	1,296,580,511
COMMUNICATIONS(a)	466,977,307	—	—	466,977,307
OTHER(a)	138,547,003	—	—	138,547,003
Total Common Stocks	2,054,770,104	5,196,960	0	2,059,967,064
Convertible Preferred Stocks (a)	1,007,370	—	—	1,007,370
Warrants (a)	1,067,200	412,075	—	1,479,275
U.S. Government Obligations	—	2,874,646	—	2,874,646
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,056,844,674	$8,483,681	$ 0	$2,065,328,355

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. At September 30, 2015, the Fund held no investments in equity contract for difference swap agreements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

The Gabelli Utilities Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2015, the Fund held no restricted securities.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Monthly Distributions - $0.07 per share

The Gabelli Utilities Fund has a $0.07 per share monthly distribution policy. For more specific dividend and tax information, please visit our website at www.gabelli.com or call 800-GABELLI (800-422-3554). Shareholders should be aware that a portion of the distribution may represent a non-taxable return of capital. Distributions of capital reduce the cost basis of your shares if you hold them in a taxable account. The distributions should not be confused with the yield or total return of the Fund.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

THE GABELLI UTILITIES FUND

One Corporate Center

Rye, New York 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Vincent D. Enright

Former Senior Vice President and

Chief Financial Officer,

KeySpan Corp.

Mary E. Hauck

Former Senior

Portfolio Manager,

Gabelli-O’Connor Fixed

Income Mutual Fund

Management Co.

Kuni Nakamura

President,

Advanced Polymer, Inc.

Werner J. Roeder, MD

Former Medical Director,

Lawrence Hospital

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Utilities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB470Q315QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Utilities Fund

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.